Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Disclosure Of Cash And Cash Equivalent Explanatory

As at December 31,	2024	2023
Cash	2,723	2,109
Short-Term Investments	370	118
	3,093	2,227